Staff Costs - Summary of Directors' Remuneration and Other Benefits (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Staff Costs [Line Items]
Directors’ remuneration	£ 1,149	£ 1,167	£ 1,222
Pension and other benefits	57	61	52
Directors’ remuneration & other benefits	1,206	1,228	1,274
Highest Paid Director [member]
Staff Costs [Line Items]
Directors’ remuneration	850	861	780
Pension and other benefits	57	59	48
Directors’ remuneration & other benefits	£ 907	£ 920	£ 828